Other Expenses, Net - Summary of Other Expenses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Material income and expense [abstract]
Results from the sale of assets and others, net	$ (2,994)	$ 91	$ 1,719
Restructuring costs	(1,382)	(843)	(778)
Impairment losses and remeasurement of assets held for sale	(1,188)	(2,936)	(2,518)
Remeasurement of pension liabilities	(168)	0	0
Charitable contributions	(105)	(127)	(93)
Other expenses, net	$ (5,837)	$ (3,815)	$ (1,670)